Shareholders' equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Real	R$ 7,620,000	R$ 6,000,000
Interest On Capital [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,500,000	R$ 1,500,000
Interest On Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 191.68	R$ 191.84
Interest On Capital [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	210.84	221.02
Interest On Capital [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	402.52	412.86
Interest On Capital [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	162.92	163.06
Interest On Capital [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	179.22	179.37
Interest On Capital [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 342.14	R$ 342.43
Interest On Capital 1 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,500,000	R$ 1,500,000
Interest On Capital 1 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 191.39	R$ 191.62
Interest On Capital 1 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	210.53	210.78
Interest On Capital 1 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	401.92	402.40
Interest On Capital 1 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	162.68	162.88
Interest On Capital 1 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	178.95	179.16
Interest On Capital 1 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 341.63	R$ 342.04
Interest On Capital 2 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 2,000,000	R$ 1,500,000
Interest On Capital 2 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 255.18	R$ 191.67
Interest On Capital 2 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	280.70	210.83
Interest On Capital 2 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	535.88	402.50
Interest On Capital 2 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	216.90	162.92
Interest On Capital 2 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	238.59	179.21
Interest On Capital 2 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 455.49	R$ 342.13
Interest On Capital 3 [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 2,000,000	R$ 1,300,000
Interest On Capital 3 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 255.18	R$ 166.10
Interest On Capital 3 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	280.70	182.71
Interest On Capital 3 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	535.88	348.81
Interest On Capital 3 [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	216.90	141.18
Interest On Capital 3 [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 238.59	155.30
Interest On Capital 3 [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares		R$ 296.48
Dividends [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 620,000	R$ 200,000
Dividends [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 79.10	R$ 25.55
Dividends [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	87.01	28.11
Dividends [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	166.11	53.66
Dividends [Member] | Ordinary Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	67.23	25.55
Dividends [Member] | Preference Shares 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	73.96	28.11
Dividends [Member] | Shares Units 1 [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 141.19	R$ 53.66